Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Definitive Schedule 14A is being filed solely to correct a typographical error in the draft proxy card (attached at the end of the Definitive Schedule 14A) under Item III. The amendment to the Company’s Articles of Incorporation, as set forth in Annex A, increases the number of authorized shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), from 15,000,000 to 65,000,000, rather than from 15,000,000 to 500,000,000 as previously stated.
Entity Information [Line Items]
Entity Registrant Name	Wetouch Technology Inc.
Entity Central Index Key	0001826660